Income tax (Cash paid for income taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income tax
PRC	¥ 53,767
Cash paid for income taxes	58,417	$ 8,354	¥ 53,837	¥ 84,770
Other Foreign Jurisdictions
Income tax
Foreign	¥ 4,650